UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04282

Name of Fund: BlackRock Natural Resources Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Natural Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1	–	Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Canadian Independents – 4.2%
Canadian Natural Resources Ltd.	240,500	$7,054,221
Crew Energy, Inc.(a)	283,300	1,965,623
Encana Corp.	96,222	1,773,629
Husky Energy, Inc.	81,000	2,341,278
Paramount Resources Ltd., Class A(a)	24,500	876,694
Talisman Energy, Inc.	610,000	7,314,308

		21,325,753

Chemicals – 1.1%
E.I. du Pont de Nemours & Co.	54,800	2,987,148
Praxair, Inc.	22,300	2,548,890

		5,536,038

Energy Equipment & Services – 20.0%
Cameron International Corp.(a)	220,300	13,559,465
Dresser-Rand Group, Inc.(a)	229,500	12,762,495
Dril-Quip, Inc.(a)	96,600	8,086,386
Ensco Plc, Class A	175,181	10,104,440
Forum Energy Technologies, Inc.(a)	39,400	1,095,714
Halliburton Co.	231,400	9,896,978
National Oilwell Varco, Inc.	283,601	18,496,457
Noble Corp.	185,200	6,945,000
Rowan Cos. Plc, Class A(a)	61,800	2,010,354
Schlumberger Ltd.	176,015	13,100,797
Seahawk Drilling, Inc.	4,713	6,033
Transocean Ltd.(a)	52,209	2,687,197
Trican Well Service Ltd.	86,500	1,129,922
Weatherford International Ltd.(a)	91,952	1,176,066

		101,057,304

Gold – 0.8%
Eldorado Gold Corp.	499,600	3,952,367

Integrated Oil & Gas – 15.1%
Chevron Corp.	178,591	21,789,888
ConocoPhillips	69,675	4,211,854
Exxon Mobil Corp.	229,090	20,386,719
Hess Corp.	102,200	7,376,796
Marathon Oil Corp.	180,700	5,903,469
Murphy Oil Corp.	167,600	10,406,284
Total SA - ADR	125,600	6,310,144

		76,385,154

Metals & Mining – 6.2%
BHP Billiton Ltd.	77,300	2,598,746
First Quantum Minerals Ltd.	299,311	5,225,947
Franco-Nevada Corp.	75,000	3,265,174
Goldcorp, Inc.	167,082	4,945,541
HudBay Minerals, Inc.	161,900	1,285,622
Newcrest Mining Ltd.	185,000	3,240,905
Newmont Mining Corp.	36,000	1,166,400
Southern Copper Corp.	171,554	5,717,895
Vale SA - ADR	215,000	3,674,350

		31,120,580

Oil & Gas Drilling – 2.1%
Helmerich & Payne, Inc.	123,300	7,227,846
Saipem SpA	112,100	3,180,974

		10,408,820

Oil & Gas Equipment & Services – 6.1%
Baker Hughes, Inc.	126,180	5,727,310
FMC Technologies, Inc.(a)	333,600	18,114,480
Hercules Offshore, Inc.(a)	217	1,599
Technip SA - ADR	254,600	6,858,924

		30,702,313

Oil & Gas Exploration & Production – 23.3%
Anadarko Petroleum Corp.	158,800	13,459,888
Apache Corp.	153,812	11,363,630
Cabot Oil & Gas Corp.	242,500	16,502,125
Carrizo Oil & Gas, Inc.(a)	73,100	1,770,482
Cimarex Energy Co.	54,794	4,009,825
Devon Energy Corp.	225,198	12,399,402
Kosmos Energy Ltd.(a)	237,600	2,611,224
Newfield Exploration Co.(a)	85,200	1,856,508
Noble Energy, Inc.	102,700	11,634,883
Occidental Petroleum Corp.	173,400	15,477,684
Pioneer Natural Resources Co.	74,700	9,130,581
Range Resources Corp.	182,400	13,410,048
Southwestern Energy Co.(a)	104,300	3,902,906

		117,529,186

Oil & Gas Producers – 1.1%
Whiting Petroleum Corp.(a)	122,300	5,442,350

Oil, Gas & Consumable Fuels – 16.8%
Berry Petroleum Co., Class A	54,800	2,625,468
Cenovus Energy, Inc.	152,722	4,570,518
CNOOC Ltd. - ADR	19,500	3,653,130
Coastal Energy Co.(a)	328,100	6,288,760
CONSOL Energy, Inc.	73,000	2,455,720
EOG Resources, Inc.	217,590	26,363,204
EQT Corp.	113,700	8,541,144
Legacy Oil + Gas, Inc.(a)	107,253	566,366
Marathon Petroleum Corp.	88,000	6,895,680
MEG Energy Corp.(a)(b)	49,400	1,413,180
Peabody Energy Corp.	153,800	3,085,228
PetroBakken Energy Ltd.	36,737	313,602
Petroleo Brasileiro SA - ADR	29,400	563,010
Phillips 66	56,437	3,439,835
Suncor Energy, Inc.	419,404	13,076,063
Uranium Energy Corp. (acquired 10/21/10, cost $1,679,682)(a)(c)	494,024	765,737

		84,616,645

Refining, Marketing & Transportation – 0.8%
Valero Energy Corp.	95,000	3,830,400

BLACKROCK NATURAL RESOURCES TRUST	April 30, 2013	1

Schedule of Investments (continued)	BlackRock Natural Resources Trust
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Utilities – 0.5%
Williams Cos., Inc.	70,500	$2,688,165

Total Common Stocks – 98.1%		494,595,075

Investment Companies
Sprott Physical Silver Trust(a)	187,400	1,795,292

Total Investment Companies – 0.4%		1,795,292

Total Long-Term Investments (Cost – $232,634,565) – 98.5%		496,390,367

Short-Term Securities
Money Market Funds – 1.7%
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.08%(d)(e)	8,741,430	$8,741,430

Total Short-Term Securities (Cost – $8,741,430) – 1.7%		8,741,430

Total Investments (Cost – $241,375,995*) – 100.2%		505,131,797
Liabilities in Excess of Other Assets – (0.2)%		(920,736)

Net Assets – 100.0%		$504,211,061

*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$242,550,725

Gross unrealized appreciation	$269,695,096
Gross unrealized depreciation	(7,114,024)

Net unrealized appreciation	$262,581,072

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale. As of April 30, 2013, the Trust held 0.2% of its net assets, with a current value of $765,737 and an original cost of $1,679,682, in this security.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	8,235,385	506,045	8,741,430	$5,585	$37

(e)	Represents the current yield as of report date.

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2013

Schedule of Investments (concluded)	BlackRock Natural Resources Trust

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Canadian Independents	$21,325,753	–	–	$21,325,753
Chemicals	5,536,038	–	–	5,536,038
Energy Equipment & Services	101,051,271	$6,033	–	101,057,304
Gold	3,952,367	–	–	3,952,367
Integrated Oil & Gas	76,385,154	–	–	76,385,154
Metals & Mining	25,280,929	5,839,651	–	31,120,580
Oil & Gas Drilling	7,227,846	3,180,974	–	10,408,820
Oil & Gas Equipment & Services	30,702,313	–	–	30,702,313
Oil & Gas Exploration & Production	117,529,186	–	–	117,529,186
Oil & Gas Producers	5,442,350	–	–	5,442,350
Oil, Gas & Consumable Fuels	82,437,728	2,178,917	–	84,616,645
Refining, Marketing & Transportation	3,830,400	–	–	3,830,400
Utilities	2,688,165	–	–	2,688,165
Investment Companies	1,795,292	–	–	1,795,292
Short-Term Securities	8,741,430	–	–	8,741,430

Total	$493,926,222	$11,205,575	–	$505,131,797

Certain of the Trust’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, foreign currency at value of $1,623 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK NATURAL RESOURCES TRUST	APRIL 30, 2013	3

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Natural Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Natural Resources Trust

Date: June 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Natural Resources Trust

Date: June 24, 2013